Income taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income taxes	Income taxes
Taxes calculated on the Company's earnings differs from the theoretical amount that would arise using the weighted average tax rate applicable to earnings of the Company as follows (in thousands $):

	For the years ended
	Dec. 31, 2025	Dec. 31, 2024

Income before income taxes	90,358	69,006

Tax calculated at domestic tax rates applicable to profits in the respective countries	23,001	18,466
Tax effects of:
Non-deductible stock-based compensation	545	676
Non-taxable capital (gains) and losses	(319)	(279)
Adjustments in respect to previous years	(251)	578
Temporary differences not currently utilized and (not benefited previously)	(221)	(68)
Rate differences and other	258	339
Tax provision	23,013	19,712
The weighted average statutory tax rate was 25.5% (December 31, 2024 - 26.8%).

The major components of income tax expense are as follows (in thousands $):

	For the years ended
	Dec. 31, 2025	Dec. 31, 2024

Current income tax expense
Based on taxable income of the current period	22,863	17,134
Adjustments in respect to previous years	(315)	607
Total current income tax expense	22,548	17,741

Deferred income tax expense
Origination and reversal of temporary differences	401	2,000
Adjustments in respect to previous years	64	(29)
Total deferred income tax expense	465	1,971
Income tax expense reported in the consolidated statements of operations	23,013	19,712

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefit through future taxable profits is probable. The ability to realize the tax benefits of these losses is dependent upon a number of factors, including the future profitability of operations in the jurisdictions in which the tax losses arose. The movement in significant components of the Company's deferred income tax assets and liabilities is as follows (in thousands $):

For the year ended December 31, 2025

	Dec. 31, 2024	Recognized in income	Exchange rate differences	Dec. 31, 2025
Deferred income tax assets
Stock-based compensation	7,112	3,974	428	11,514
Non-capital and capital losses	3,351	508	154	4,013
Lease liabilities and other	2,710	153	79	2,942
Total deferred income tax assets	13,173	4,635	661	18,469

Deferred income tax liabilities
Fund management contracts	17,009	1,385	881	19,275
Unrealized gains (losses)	400	2,518	34	2,952
Advance on unrealized carried interest	2,054	954	122	3,130
Fixed assets and other	2,729	243	70	3,042
Total deferred income tax liabilities	22,192	5,100	1,107	28,399
Net deferred income tax assets (liabilities) (1)	(9,019)	(465)	(446)	(9,930)

For the year ended December 31, 2024

	Dec. 31, 2023	Recognized in income	Exchange rate differences	Dec. 31, 2024
Deferred income tax assets
Stock-based compensation	7,018	691	(597)	7,112
Non-capital and capital losses	4,179	(517)	(311)	3,351
Lease liabilities and other	591	2,243	(124)	2,710
Total deferred income tax assets	11,788	2,417	(1,032)	13,173

Deferred income tax liabilities
Fund management contracts	16,839	1,597	(1,427)	17,009
Unrealized gains (losses)	958	(504)	(54)	400
Advance on unrealized carried interest	1,196	1,001	(143)	2,054
Fixed assets and other	549	2,294	(114)	2,729
Total deferred income tax liabilities	19,542	4,388	(1,738)	22,192
Net deferred income tax assets (liabilities) (1)	(7,754)	(1,971)	706	(9,019)
(1) Deferred tax assets of $3.3 million (December 31, 2024 - $2.9 million) and deferred tax liabilities of $13.3 million (December 31, 2024- $11.9 million) are presented on the balance sheet net by legal jurisdiction.